BASIC AND DILUTED NET INCOME (LOSS) PER SHARE (Narrative) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Nov. 30, 2019
Antidilutive securities excluded from computation of earnings per share, amount	2,823,985	495,975	1,175,311
Shares underlying the conversion option of the Convertible Notes that are not considered in the calculation of diluted net income per share	3,600,000
Convertible Senior Note [Member]
Conversion price	$ 157.53			$ 6.3478